Net income/(loss) per share	12 Months Ended
Dec. 31, 2020
Net income/(loss) per share
Net income/(loss) per share

13   Net income/(loss) per share

Basic net income/(loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted earnings per share (‘‘EPS’’) is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the years ended December 31, 2018 and 2019, stock options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company were 26,635,519, 27,421,502 on a weighted average basis, respectively. For the years ended December 31, 2020, as the Company is in a net profit position, stock options to purchase ordinary shares and restricted share units, unless they were anti-diluted, were included in the calculation of diluted net income per share of the Company. For the years ended December 31, 2020, stock options to purchase ordinary shares and restricted share units that were anti-dilutive and excluded from the calculation of diluted net income per share of the Company were 134,722 on a weighted average basis.

The following table sets forth the computation of basic and diluted net loss per share for the periods indicate:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income/(loss)	(416,694)	(104,420)	146,962
Denominator:
Weighted average ordinary shares outstanding
—basic	304,542,400	308,364,918	319,553,690
—diluted	304,542,400	308,364,918	341,503,118
Basic net income/(loss) per share attributable to ordinary shareholders	(1.37)	(0.34)	0.46
Diluted net income/(loss) per share attributable to ordinary shareholders	(1.37)	(0.34)	0.43
Basic net income/(loss) per ADS attributable to ordinary shareholders	(20.55)	(5.08)	6.90
Diluted net income/(loss) per ADS attributable to ordinary shareholders	(20.55)	(5.08)	6.46